Goodwill (Tables)	12 Months Ended
Jan. 31, 2022
Notes Tables
Schedule of changes in goodwill

	January 31,	January 31,
	2022	2021
Balance at beginning of period	565,177	523,690
Acquisition of Peoplevox	—	15,182
Acquisition of Kontainers	—	3,461
Acquisition of ShipTrack	—	10,327
Acquisition of QuestaWeb	21,691	—
Acquisition of Portrix	15,032	—
Acquisition of GreenMile	12,968	—
Adjustments on account of foreign exchange	(6,107)	12,517
Balance at end of period	608,761	565,177